Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000159220 | Home Equity Loan Trust, 5.469, 2037-04-25
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159220 | Starwood Retail Property Trust, 8.5, 2027-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159220 | Merrill Lynch Mortgage Investors Trust, 5.944, 2035-08-25
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159220 | Carrington Mortgage Loan Trust, 5.899, 2035-12-25
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159220 | HarborView Mortgage Loan Trust, 5.439, 2037-03-19
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159220 | Structured Asset Mortgage Investments II Trust, 6.853, 2047-08-25
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159220 | HMH Trust, 6.292, 2031-07-05
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159220 | Park Place Securities Inc Asset-Backed, 5.959, 2035-09-25
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159220 | Saxon Asset Securities Trust, 7.969, 2037-12-25
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159220 | RAMP, 5.479, 2036-05-25
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159220 | Reverse Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000159220 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000159220 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000159220 | CMO
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000159220 | ABS
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000159221 | Home Equity Loan Trust, 5.469, 2037-04-25
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159221 | Starwood Retail Property Trust, 8.5, 2027-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159221 | Merrill Lynch Mortgage Investors Trust, 5.944, 2035-08-25
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159221 | Carrington Mortgage Loan Trust, 5.899, 2035-12-25
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159221 | HarborView Mortgage Loan Trust, 5.439, 2037-03-19
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159221 | Structured Asset Mortgage Investments II Trust, 6.853, 2047-08-25
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159221 | HMH Trust, 6.292, 2031-07-05
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159221 | Park Place Securities Inc Asset-Backed, 5.959, 2035-09-25
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159221 | Saxon Asset Securities Trust, 7.969, 2037-12-25
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159221 | RAMP, 5.479, 2036-05-25
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159221 | Reverse Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000159221 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000159221 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000159221 | CMO
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000159221 | ABS
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000159222 | Home Equity Loan Trust, 5.469, 2037-04-25
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159222 | Starwood Retail Property Trust, 8.5, 2027-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159222 | Merrill Lynch Mortgage Investors Trust, 5.944, 2035-08-25
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159222 | Carrington Mortgage Loan Trust, 5.899, 2035-12-25
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159222 | HarborView Mortgage Loan Trust, 5.439, 2037-03-19
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159222 | Structured Asset Mortgage Investments II Trust, 6.853, 2047-08-25
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159222 | HMH Trust, 6.292, 2031-07-05
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159222 | Park Place Securities Inc Asset-Backed, 5.959, 2035-09-25
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159222 | Saxon Asset Securities Trust, 7.969, 2037-12-25
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159222 | RAMP, 5.479, 2036-05-25
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159222 | Reverse Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000159222 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000159222 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000159222 | CMO
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000159222 | ABS
Holdings [Line Items]
Percent of Net Asset Value	42.30%